PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
The following table presents a reconciliation of property, plant and equipment at fair value:
(MILLIONS)	Notes	Hydro	Wind	Solar	Other(1)	Total(2)
As at December 31, 2017		$22,399	$3,803	$575	$319	$27,096
Additions to assets under construction		82	14	2	2	100
Acquisitions through business combinations	2	-	72	86	-	158
Transfer to assets held for sale	3	-	(60)	(591)	-	(651)
Items recognized through OCI
Change in fair value	3	-	-	179	-	179
Foreign exchange		(427)	(196)	(51)	(38)	(712)
Items recognized through net income
Disposal and expensing of development costs		(22)	(3)	-	(10)	(35)
Depreciation		(269)	(121)	(17)	(12)	(419)
Other		-	-	58	-	58
As at June 30, 2018		$21,763	$3,509	$241	$261	$25,774

  Includes storage, biomass and cogeneration.
  Includes intangible assets of $12 million (2017: $13 million) and assets under construction of $492 million (2017: $601 million).